STOCK-BASED COMPENSATION - RSU Activity (Details) - RSU - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of RSUs Outstanding
RSUs outstanding, ending of period (in shares)	1,799,677	0
RSUs granted (in shares)	1,801,831
RSUs vested (in shares)	0
RSUs forfeited (in shares)	(2,154)
Weighted- Average Grant Date Fair Value Per Share
RSUs outstanding, weighted average grant date fair value (in dollars per share)	$ 36.0	$ 0
RSUs granted, weighted average grant date fair value (in dollars per share)	36.0
RSUs vested, weighted average grant date fair value (in dollars per share)	0
RSUs forfeited, weighted average grant date fair value (in dollars per share)	$ 26.1